Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Note 6. Inventories

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Raw materials	$2,974	$—
Work in process	50	—
Finished goods	2,154	—
Total inventories	$5,178	$—